OTHER COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended	107 Months Ended			1 Months Ended
	Dec. 31, 2003 GBP (£) tax_lease	Dec. 13, 2012 tax_lease	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Golar LNG Partners tax_lease
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases			$ 432,867,000	$ 1,431,050,000
Tax lease benefits:
Number of tax leases	6
Gross amount received from tax lease benefit (in GBP)	41,000,000
Number of tax leases terminated		5
Number of tax leases remaining					1
Number of tax leases, accrue benefits over term of lease		2
Total number of outstanding tax leases					3
Other commitment to pay third party			$ 1,000,000